Supplementary Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Supplementary Financial Information [Abstract]
SUPPLEMENTARY FINANCIAL INFORMATION

11.   SUPPLEMENTARY FINANCIAL INFORMATION

Major Customers

Revenues from TCEH represented 24% and 25% of our total operating revenues for the three months ended June 30, 2015 and 2014, respectively, and 24% and 25% for the six months ended June 30, 2015 and 2014, respectively. Revenues from REP subsidiaries of NRG Energy, Inc., a nonaffiliated entity, collectively represented 15% and 16% of our total operating revenues for the three months ended June 30, 2015 and 2014, respectively, and 16% of our total operating revenues for each of the six-month periods ended June 30, 2015 and 2014. No other customer represented 10% or more of our total operating revenues.

Other Income and Deductions

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014

Other income:
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$1	$3	$4	$6
Other	-	-	-	1
Total other income	$1	$3	$4	$7
Other deductions:
Professional fees	$5	$4	$7	$7
Other	2	-	5	-
Total other deductions	$7	$4	$12	$7

Interest Expense and Related Charges

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014

Interest expense	$85	$89	$167	$178
Amortization of debt issuance costs and discounts	1	1	1	2
Allowance for funds used during construction – capitalized interest portion	(2)	(1)	(3)	(3)
Total interest expense and related charges	$84	$89	$165	$177

Restricted Cash

All restricted cash amounts reported on our balance sheet at June 30, 2015 and December 31, 2014 relate to the transition bonds.

Trade Accounts and Other Receivables

Trade accounts and other receivables reported on our balance sheet consisted of the following:

	At June 30,	At December 31,
	2015	2014

Gross trade accounts and other receivables	$573	$528
Trade accounts and other receivables from affiliates	(138)	(118)
Allowance for uncollectible accounts	(5)	(3)
Trade accounts receivable from nonaffiliates – net	$430	$407

Gross trade accounts receivable at June 30, 2015 and December 31, 2014 included unbilled revenues of $192 million and $182 million, respectively.  At June 30, 2015 and December 31, 2014, REP subsidiaries of NRG Energy, Inc., a nonaffiliated entity, collectively represented approximately 13% and 12% of the nonaffiliated trade accounts receivable amount, respectively.

Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.  Due to commitments made to the PUCT in 2007, we are not allowed to recover bad debt expense, or certain other costs and expenses, from ratepayers in the event of a default or bankruptcy by an affiliate REP.

Investments and Other Property

Investments and other property reported on our balance sheet consisted of the following:

	At June 30,	At December 31,
	2015	2014

Assets related to employee benefit plans, including employee savings programs	$95	$94
Land	3	3
Total investments and other property	$98	$97

Property, Plant and Equipment

Property, plant and equipment reported on our balance sheet consisted of the following:

	At June 30,	At December 31,
	2015	2014

Total assets in service	$18,735	$18,238
Less accumulated depreciation	6,332	6,125
Net of accumulated depreciation	12,403	12,113
Construction work in progress	359	335
Held for future use	15	15
Property, plant and equipment – net	$12,777	$12,463

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheet consisted of the following:

	At June 30, 2015			At December 31, 2014
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net

Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$465	$88	$377	$463	$86	$377
Capitalized software	446	272	174	433	242	191
Total	$911	$360	$551	$896	$328	$568

Aggregate amortization expense for intangible assets totaled $16 million and $14 million for the three months ended June 30, 2015 and 2014, respectively, and $32 and $28 for the six months ended June 30, 2015 and 2014, respectively.  The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense
2015	$64
2016	61
2017	52
2018	47
2019	44

At both June 30, 2015 and December 31, 2014, goodwill totaling $4.1 billion was reported on our balance sheet.  None of this goodwill is being deducted for tax purposes.

Other Noncurrent Liabilities and Deferred Credits

Other noncurrent liabilities and deferred credits reported on our balance sheet consisted of the following:

	At June 30,	At December 31,
	2015	2014

Retirement plans and other employee benefits	$1,925	$1,894
Uncertain tax positions (including accrued interest)	2	2
Amount payable related to income taxes	17	17
Investment tax credits	16	17
Other	64	59
Total other noncurrent liabilities and deferred credits	$2,024	$1,989

Supplemental Cash Flow Information

	Six Months Ended June 30,
	2015	2014

Cash payments (receipts) related to:
Interest	$177	$178
Capitalized interest	(3)	(3)
Interest (net of amounts capitalized)	$174	$175
Amount in lieu of income taxes (a):
Federal	$-	$144
State	22	20
Total amount in lieu of income taxes	$22	$164
Noncash construction expenditures (b)	$61	$37

_____________

(a)	See Note 10 for income tax detail.
(b)	Represents end-of-period accruals.

13.   SUPPLEMENTARY FINANCIAL INFORMATION

Variable Interest Entities

We are the primary beneficiary and consolidate a wholly-owned VIE, Bondco, which was organized for the limited purpose of issuing specific transition bonds and purchasing and owning transition property acquired from us that is pledged as collateral to secure the bonds.  We act as the servicer for this entity to collect transition charges authorized by the PUCT.  These funds are remitted to the trustee and used for interest and principal payments on the transition bonds and related costs.

The material assets and liabilities of Bondco are presented separately on the face of our Consolidated Balance Sheet because the assets are restricted and can only be used to settle the obligations of Bondco, and Bondco’s creditors do not have recourse to our general credit or assets.

Our maximum exposure does not exceed our equity investment in Bondco, which was $16 million at both December 31, 2014 and 2013.  We did not provide any financial support to Bondco during the years ended December 31, 2014 and 2013.

Major Customers

Revenues from TCEH represented 25%, 27% and 29% of our total operating revenues for the years ended December 31, 2014, 2013 and 2012, respectively.  Revenues from REP subsidiaries of a nonaffiliated entity, collectively represented 16% of total operating revenues for the year ended December 31, 2014 and 15% of total operating revenues for each of the years ended December 31, 2013 and 2012.  No other customer represented 10% or more of our total operating revenues.

Other Income and Deductions

	Year Ended December 31,
	2014	2013	2012

Other income:
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$12	$17	$23
Net gain on sale of other properties and investments	1	1	3
Total other income	$13	$18	$26
Other deductions:
Professional fees	$14	$10	$3
SARs exercise (Note 11)	-	2	57
Other	1	3	4
Total other deductions	$15	$15	$64

Interest Expense and Related Charges

	Year Ended December 31,
	2014	2013	2012

Interest expense	$355	$360	$366
Amortization of debt issuance costs and discounts	3	21	18
Allowance for funds used during construction – capitalized interest portion	(5)	(10)	(10)
Total interest expense and related charges	$353	$371	$374

Restricted Cash

Restricted cash amounts reported on our balance sheet consisted of the following:

	At December 31, 2014		At December 31, 2013
	Current Assets	Noncurrent Assets	Current Assets	Noncurrent Assets

Customer collections related to transition bonds used only to service debt and pay expenses	$56	$-	$52	$-
Reserve for fees associated with transition bonds	-	10	-	10
Reserve for shortfalls of transition bond charges	-	6	-	6
Total restricted cash	$56	$16	$52	$16

Trade Accounts Receivable

Trade accounts receivable reported on our balance sheet consisted of the following:

	At December 31,
	2014	2013

Gross trade accounts receivable	$531	$527
Trade accounts receivable from TCEH	(121)	(139)
Allowance for uncollectible accounts	(3)	(3)
Trade accounts receivable from nonaffiliates – net	$407	$385

Gross trade accounts receivable at December 31, 2014 and 2013 included unbilled revenues of $182 million and $180 million, respectively.  At both December 31, 2014 and 2013, REP subsidiaries of a nonaffiliated entity collectively represented approximately 12% of the nonaffiliated trade accounts receivable amount.

Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.  Due to commitments made to the PUCT in 2007, we are not allowed to recover bad debt expense, or certain other costs and expenses, from ratepayers in the event of a default or bankruptcy by an affiliate REP.

Investments and Other Property

Investments and other property reported on our balance sheet consisted of the following:

	At December 31,
	2014	2013

Assets related to employee benefit plans, including employee savings programs	$94	$88
Land	3	3
Total investments and other property	$97	$91

The majority of these assets represent cash surrender values of life insurance policies that are purchased to fund liabilities under deferred compensation plans.  At December 31, 2014 and 2013, the face amount of these policies totaled $167 million and $159 million, respectively, and the net cash surrender values (determined using a Level 2 valuation technique) totaled $76 million and $71 million, respectively.  Changes in cash surrender value are netted against premiums paid.  Other investment assets held to satisfy deferred compensation liabilities are recorded at market value.

Property, Plant and Equipment

Property, plant and equipment reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2014	2014	2013

Assets in service:
Distribution	4.1% / 24.6 years	$10,423	$10,055
Transmission	2.8% / 35.7 years	6,861	6,133
Other assets	9.2% / 10.9 years	954	868
Total		18,238	17,056
Less accumulated depreciation		6,125	5,725
Net of accumulated depreciation		12,113	11,331
Construction work in progress		335	556
Held for future use		15	15
Property, plant and equipment – net		$12,463	$11,902

Depreciation expense as a percent of average depreciable property approximated 3.6%,  3.7% and 3.9% for the years ended December 31, 2014, 2013 and 2012, respectively.

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheet consisted of the following:

	At December 31, 2014			At December 31, 2013
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$463	$86	$377	$440	$82	$358
Capitalized software	433	242	191	385	189	196
Total	$896	$328	$568	$825	$271	$554

Aggregate amortization expense for intangible assets totaled $58 million,  $53 million and $53 million for each of the years ended December 31, 2014, 2013 and 2012, respectively.  At December 31, 2014, the weighted average remaining useful lives of capitalized land easements and software were 85 years and 3 years, respectively.  The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense

2015	$62
2016	59
2017	51
2018	45
2019	42

At both December 31, 2014 and 2013, goodwill totaling $4.1 billion was reported on our balance sheet.  None of this goodwill is being deducted for tax purposes.  See Note 1 regarding goodwill impairment assessment and testing.

Other Noncurrent Liabilities and Deferred Credits

Other noncurrent liabilities and deferred credits reported on our balance sheet consisted of the following:

	At December 31,
	2014	2013

Retirement plans and other employee benefits	$1,894	$1,399
Uncertain tax positions (including accrued interest)	2	56
Amount payable related to income taxes	17	17
Investment tax credits	17	20
Other	59	62
Total other noncurrent liabilities and deferred credits	$1,989	$1,554

Supplemental Cash Flow Information

	Year Ended December 31,
	2014	2013	2012

Cash payments (receipts) related to:
Interest	$356	$361	$378
Capitalized interest	(5)	(10)	(10)
Interest (net of amounts capitalized)	$351	$351	$368
Amount in lieu of income taxes:
Federal	$269	$89	$(23)
State	22	12	21
Total amount in lieu of income taxes	$291	$101	$(2)
SARs exercise	-	4	64
Noncash construction expenditures (a)	82	84	103

______________

(a)Represents end-of-period accruals.

Quarterly Information (unaudited)

Results of operations by quarter for the years ended December 31, 2014 and 2013 are summarized below.  In our opinion, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of such amounts have been made.  Quarterly results are not necessarily indicative of a full year’s operations because of seasonal and other factors.

2014	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Operating revenues	$917	$912	$1,054	$939
Operating income	191	183	247	179
Net income	104	94	158	94

2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Operating revenues	$817	$857	$966	$912
Operating income	180	189	239	190
Net income	87	96	146	103